Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Tax Effect on the Components of Other Comprehensive Income

The tax effect on the components of other comprehensive income is shown below:

	As at December 31,
	2024			2023
	Gross value	Tax effect	Net value	Gross value	Tax effect	Net value
Loss from financial instruments designated at fair value through other comprehensive income	(17,531)	-	(17,531)	(16,433)	-	(16,433)
Remeasurement loss on defined benefit plans	(3,483)	1,544	(1,939)	(5,052)	1,844	(3,208)
Translation exchange differences	(2,324,746)	-	(2,324,745)	(2,323,383)	-	(2,323,383)
Gain from cash-flow hedge	12,150	1,423	13,573	8,757	2,610	11,367
(Loss) on hedge of net investment in foreign operations	(18,977)	-	(18,977)	(18,977)	-	(18,977)
Total other comprehensive income	(2,352,587)	2,967	(2,349,619)	(2,355,088)	4,454	(2,350,634)
Other comprehensive income of non - controlling interests			(42,615)			(46,588)
Other comprehensive income of the parent			(2,307,004)			(2,304,046)